Schedule of Lease Liabilities (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Lease Liabilities
Balance, beginning of period	$ 31,107	$ 61,028
Lease payments	(17,913)	(35,828)
Accretion on lease liabilities	1,418	5,907
Balance, end of period	$ 14,612	$ 31,107